Investment in Associates and Joint Venture - Associate Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Total current assets	$ 437,534	$ 315,796
Total current liabilities	(459,349)	(437,538)
Non-current
Total non-current assets	5,419,229	4,907,399
Total non-current liabilities	(3,800,277)	(3,135,804)
Financial information from the statements of profit or loss
Revenues	674,089	668,637	$ 618,344
Profit/(loss) for the year	3,289	(115,613)	126,398
Total comprehensive income for the year	2,596	(117,849)	126,089
Group's share in profit	2,192	1,627	1,800
Dividend declared	(92,557)	(193,436)	(178,028)
Associates
Current
Total current assets	25,861	22,749
Total current liabilities	(18,393)	(15,258)
Non-current
Total non-current assets	98,926	106,421
Total non-current liabilities	(73,571)	(82,153)
Net assets	32,823	31,759
Group's share	8,025	7,840
Effect from translation	(87)	(41)
Goodwill	13,821	13,821
Investment in associates and joint venture	21,759	21,620	20,713
Financial information from the statements of profit or loss
Revenues	27,807	26,294	23,513
Profit/(loss) for the year	8,593	6,429	7,040
Total comprehensive income for the year	8,593	6,429	7,040
Group's share in profit	2,192	1,627	1,800
Dividend declared	(10,100)	(3,510)	(8,091)
Group's share in dividend	$ 2,525	$ 878	$ 2,023